INVESTMENT IN ASSOCIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2024
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company's equity method investees is as follows:

	River Box
(in thousands of $)	2024	2023
Share presented	49.90%	49.90%
Current assets	17,498	16,371
Non-current assets	206,048	220,816
Total assets	223,546	237,187
Current liabilities	15,714	15,173
Non-current liabilities (1)	191,450	205,541
Total liabilities	207,164	220,714
Total stockholders' equity	16,382	16,473
(1)River Box non-current liabilities as of December 31, 2024, include $45.0 million due to SFL (December 31, 2023: $45.0 million). (See Note 25: Related Party Transactions).

Summarized statement of operations information of the Company's equity method investees is shown below.

River Box	Year ended December 31,
(in thousands of $)	2024	2023	2022
Operating revenues	17,423	18,358	19,269
Net operating revenues	17,402	18,339	19,248
Net income (2)	2,798	2,848	2,833
(2)The net income of River Box for the year ended December 31, 2024, includes interest payable to SFL amounting to $4.6 million (December 31, 2023: $4.6 million, December 31, 2022: $4.6 million). (See Note 25: Related Party Transactions).